Investments (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Investments

	2021	2020
Non-Current
Investments in other companies:
- Cementos del Plata S.A.	5,254	5,254

Total	5,254	5,254

Current
Short-term investments:
- Mutual fund in pesos	1,215,045	3,572,328
- T i m e deposit in pesos	1,759,922	2,629,747
- Government securities in pesos	1,965,350	—

Total	4,940,317	6,202,075